UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02338
Allmerica Securities Trust
(Name of Registrant)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of Principal Executive Offices)		(Zip code)
Sheila B. St. Hilaire, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and Address of Agent for Service)

Registrant's telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 0.2%

	Freddie Mac - 0.2%
$48,747	5.00%, 05/15/21	NR	$48,827
107,070	6.00%, 10/15/07	NR	108,110
			156,937

	Total U.S. Government Agency Mortgage-Backed Obligations
	(Cost $162,925)		156,937

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT OBLIGATIONS - 2.9%

	U.S. Treasury Bond - 2.9%
$1,145,000	5.38%, 02/15/31 (a)	NR	$1,282,757
270,000	6.25%, 08/15/23	NR	322,850
705,000	8.00%, 11/15/21	NR	975,930
			2,581,537

	Total U.S. Government Obligations
	(Cost $2,599,197)		2,581,537

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 76.7%

	Auto Manufacturers - 1.8%
$500,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	$542,989
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	605,351
500,000	General Motors Acceptance Corp.
	7.00%, 02/01/12	Ba1	451,539
			1,599,879

	Banks - 8.5%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	879,780
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	508,022
200,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	196,249
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,081,121
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	613,525
500,000	Firstar Bank
	7.13%, 12/01/09	Aa2	546,425
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	436,769
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	444,898
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	422,572

$350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	$364,877
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	140,039
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	504,355
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	477,020
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	454,806
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	453,236
			7,523,694

	Beverages - 1.1%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	441,789
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	494,273
			936,062

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	205,998
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	519,233
			725,231

	Cosmetics & Personal Care - 2.2%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	522,100
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	301,277
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,138,844
			1,962,221

	Diversified Financial Services - 14.7%
500,000	American Express Co.
	3.75%, 11/20/07	A1	492,019
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	571,976
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	725,573
900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	896,480
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	517,468
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	Baa3	460,535
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	Baa3	401,637
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	Baa3	783,077

$500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	$532,943
350,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	341,286
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	466,732
500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	564,190
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	442,648
110,870	Jones (Edward D.) & Co., LP (b) (c)
	7.95%, 04/15/06	NR	112,757
900,000	JPMorgan Chase & Co.
	5.25%, 05/01/15	A1	905,628
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	493,252
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	603,743
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	356,574
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	96,640
1,630,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,572,567
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	536,270
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	623,842
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	514,559
			13,012,396

	Electric - 5.6%
550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	551,514
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba1	515,458
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	375,681
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	449,063
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	588,800
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	240,048
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	479,144
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	586,434
225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	226,042
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	468,176
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	488,531
			4,968,891

	Environmental Control - 1.1%
$450,000	Allied Waste North America (a)
	6.50%, 11/15/10	B2	$437,063
500,000	Allied Waste North America
	8.50%, 12/01/08	B2	521,250
			958,313

	Food - 4.7%
1,500,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,625,718
296,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	313,506
470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	471,729
350,000	Kroger Co.
	6.38%, 03/01/08	Baa2	361,147
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	469,399
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	875,352
			4,116,851

	Forest Products & Paper - 1.7%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba2	1,028,750
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	497,985
			1,526,735

	Health Care-Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	143,415

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	907,811
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	558,849
			1,466,660

	Lodging - 2.0%
900,000	Harrah’s Operating Co., Inc. (d)
	5.75%, 10/01/17	Baa3	880,939
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	517,843
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba1	389,813
			1,788,595

	Media - 5.4%
400,000	AOL Time Warner, Inc.
	6.15%, 05/01/07	Baa1	408,826
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	601,087

$270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	$289,817
420,000	Comcast Corp.
	5.30%, 01/15/14	Baa2	418,907
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa2	460,315
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa3	549,332
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	690,375
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	533,689
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	342,483
450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	478,050
			4,772,881

	Metal Fabricate & Hardware - 1.2%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	1,018,315

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	723,735

	Oil & Gas - 5.4%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	868,028
1,000,000	Caithness Coso Funding Corp. (d)
	5.49%, 06/15/19	Baa3	1,000,500
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	494,648
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	566,676
500,000	Enterprise Products Operating, LP
	5.00%, 03/01/15	Baa3	474,413
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	616,787
330,000	Valero Energy Corp.
	4.75%, 06/15/13	Baa3	320,703
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	450,564
			4,792,319

	Packaging & Containers - 3.0%
1,750,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,692,997
970,000	Sealed Air Corp. (d)
	5.63%, 07/15/13	Baa3	972,665
			2,665,662

	Pharmaceuticals - 4.1%
$500,000	AmerisourceBergen Corp. (d)
	5.88%, 09/15/15	Ba2	$493,750
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	915,820
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	782,484
1,000,000	Mylan Laboratories, Inc. (d)
	5.75%, 08/15/10	Ba1	1,001,250
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	400,439
			3,593,743

	Pipelines - 0.6%
500,000	Magellan Midstream Partners
	5.65%, 10/15/16	Ba1	506,130

	Retail - 3.1%
595,000	Home Depot, Inc.
	3.75%, 09/15/09	Aa3	576,707
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba1	528,750
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Ba1	1,044,000
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	572,125
			2,721,582

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	464,672
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	446,983
			911,655

	Telecommunications - 3.1%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A2	557,322
500,000	Nextel Communications, Inc.
	5.95%, 03/15/14	Baa2	511,834
400,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	396,366
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa2	706,128
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa2	132,561
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	467,237
			2,771,448

	Transportation - 2.9%
900,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	964,352
189,000	CSX Transportation, Inc.
	9.75%, 06/15/20	Baa2	264,248
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa1	372,172

$255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	$244,882
380,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	410,020
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	260,376
			2,516,050

	Total Corporate Notes and Bonds
	(Cost $67,028,634)		67,722,463

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 4.7%

$1,000,000	American Airlines, Inc., Pass-Through Trust, Series 1991 - C2
	9.73%, 09/29/14	Caa2	$651,800
780,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2, CMO
	4.72%, 11/11/35	Aaa	769,678
250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	267,585
150,000	Capital One Auto Finance Trust, Series 2003-A, Class A4A
	2.47%, 01/15/10	Aaa	147,263
300,000	Citibank Credit Card Issuance Trust, Series 2000-A3
	6.88%, 11/16/09	Aaa	314,259
710,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	759,719
500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	514,793
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (e)
	4.74%, 11/13/36	AAA	740,043
	Total Asset-Backed and Mortgage-Backed Securities
	(Cost $4,593,993)		4,165,140

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (h) - 2.3%

$450,000	Province of British Columbia
	5.38%, 10/29/08	Aa1	$461,419
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	549,367
500,000	Province of Quebec
	6.13%, 01/22/11	A1	534,864
450,000	Province of Quebec
	7.00%, 01/30/07	A1	464,508
	Total Foreign Government Obligations
	(Cost $1,963,762)		2,010,158

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (h) - 11.4%

$500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	$613,824
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa2	718,223
450,000	British Telecom, Plc (f)
	8.13%, 12/15/10	Baa1	521,034
375,000	Burlington Resources Finance Co.
	7.40%, 12/01/31	Baa1	465,861
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	508,096
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	465,888
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	630,963
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	439,972
890,000	Domtar, Inc.
	5.38%, 12/01/13	Ba2	743,513
450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	Ba3	427,500
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	756,275
435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	478,770
900,000	Telecom Italia Capital SA
	5.25%, 10/01/15	Baa2	884,367
500,000	Telus Corp.
	7.50%, 06/01/07	Baa2	522,126
460,000	Tembec Industries, Inc.
	8.50%, 02/01/11	B3	300,150
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	522,282
450,000	Tyco International Group S.A.
	6.88%, 01/15/29	Baa3	516,363
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	539,237
	Total Foreign Bonds
	(Cost $9,888,012)		10,054,444

Shares		Moody’s Ratings	Value
INVESTMENT COMPANY - 0.3%

311,865	Marshall Money Market Fund	NR	$311,865
	Total Investment Company
	(Cost $311,865)		311,865

Par Value		Moody’s Ratings	Value
SHORT TERM INVESTMENTS (i) (j) - 2.5%

$78,400	Bank of America
	3.77%, 10/18/05	NR	$78,400
78,400	Bank Of Montreal
	3.79%, 11/01/05	NR	78,400

$78,400	Bank Of Nova Scotia
	3.77%, 10/31/05	NR	$78,400
31,360	Barclays
	3.70%, 01/17/06	NR	31,360
47,040	Barclays
	3.71%, 10/14/05	NR	47,040
78,400	BNP Paribas
	3.75%, 10/28/05	NR	78,400
39,200	Citigroup
	3.63%, 10/31/05	NR	39,200
302,160	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $302,260, collateralized by various corporate obligations with aggregate market value of $313,603.	NR	302,160
78,400	Fairway Finance
	3.77%, 10/06/05	NR	78,400
78,400	Fortis Bank
	3.81%, 10/07/05	NR	78,400
40,064	Goldman Sachs Group Inc.
	3.94%, 12/28/05	NR	40,064
96,342	Goldman Sachs Group, Inc. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $96,374, collateralized by various corporate obligations with aggregate market value of $97,875.	NR	96,342
78,400	Grampian Funding LLC
	3.76%, 10/13/05	NR	78,400
85,806	Lehman Brothers, Inc. Triparty Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $85,834, collateralized by various corporate obligations with aggregate market value of $94,526.	NR	85,806
103,425	Merrill Lynch & Co. Repurchase Agreement dated September 30, 2005, at 3.98%, due October 3, 2005 with a maturity amount of $103,459, collateralized by various corporate obligations with aggregate market value of $106,426.	NR	103,425
62,034	Morgan Stanley Repurchase Agreement dated September 30, 2005, at 4.04%, due October 3, 2005 with a maturity amount of $62,055, collateralized by various corporate obligations with aggregate market value of $63,599.	NR	62,033
78,400	Paradigm Funding LLC
	3.75%, 10/17/05	NR	78,400
78,400	Ranger Funding
	3.79%, 10/25/05	NR	78,400

$94,080	Royal Bank of Canada
	3.78%, 10/06/05	NR	$94,080
78,400	Sheffiled Receivables Corp.
	3.76%, 10/06/05	NR	78,400
78,400	Societe Generale
	3.78%, 10/03/05	NR	78,400
110,878	Svenska Handlesbanken
	3.88%, 10/03/05	NR	110,878
78,400	The Bank of the West
	3.76%, 10/28/05	NR	78,400
39,200	Toronto Dominion Bank
	3.68%, 10/04/05	NR	39,200
78,400	UBS AG
	3.75%, 10/31/05	NR	78,400
78,400	Wachovia Bank NA
	3.76%, 10/25/05	NR	78,400
78,400	Wells Fargo
	3.77%, 10/19/05	NR	78,400
	Total Short Term Investments
	(Cost $2,227,588)		2,227,588

Total Investments - 101.0%
(Cost $88,775,976)			89,230,132
Net Other Assets and Liabilities - (1.0)%			(924,826)
Total Net Assets - 100.0%			$88,305,306

(a)	All or a poriton of this security is out on loan at September 30, 2005; the value of securities loaned amounted to $2,156,789.
(b)	Security is valued by management (Note 2).
(c)

Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  At September 30, 2005, these securities amounted to $112,757 or 0.1% of net assets.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $4,349,104 or 4.9% of net assets.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(f)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate.  The rate shown is the rate at period end.  The maturity date shown is the ultimate maturity.

(g)	Pass Through Certificates.
(h)	U.S. currency denominated.
(i)	Investments made with cash collateral received from securities on loan.
(j)	Effective yield at time of purchase, excluding repurchase agreements.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)
MTN	Medium Term Note
NR	Not Rated

Major Class Concentration of Investments

as a Percentage of Net Assets:

Corporate Notes And Bonds	76.7%
Foreign Bonds	11.4
Asset-Backed And Mortgage-Backed Securities	4.7
U.S. Government Obligations	2.9
Short Term Investments	2.5
Foreign Government Obligations	2.3
Investment Companies	0.3
U.S. Government Agency Mortgage-Backed Obligation	0.2
Net Other Assets and Liabilities	(1.0)
Total	100.0%

FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost of investment securities for tax purposes was $89,610,037. Net unrealized appreciation (depreciation) aggregated $(379,905), of which $1,147,001 related to appreciated investment securities and $(1,526,906) related to depreciated investment securities.

OTHER  INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating		S&P Ratings

Aaa	4.9%	AAA	0.8%
Aa	17.9%
A	18.9%
Baa	34.9%
Ba	14.4%
B	1.4%
Caa	0.7%
NR (Not Rated)	6.1%

	99.2%

NOTES TO PORTFOLIO OF INVESTMENTS

SECURITY VALUATION

Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  A security’s valuation may differ depending on the method used for determining value.  Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value.  Short-term investments that mature in 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

At September 30, 2005, one security with a value of $112,757 or 0.1% of net assets was valued by management under the direction of the Board of Trustees.

SECURITIES LENDING

The Trust, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees.  The Trust  receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan.  Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the securities loaned and the collateral held at period end is included in a footnote at the end of the Trust’s portfolio of investments.

RESTRICTED SECURITIES

At September 30, 2005, the Trust owned the following restricted security constituting 0.1% of net assets, which may not be publicly sold without registration under the Securities Act of 1933.  The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio.  The Trust does not have the right to demand that such securities be registered.  The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult.  The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees.  Additional information on the restricted security is as follows:

	Date of	Par	Cost at
Issuer	Acquisition	Amount	Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$110,870	$110,870	$112,757

Item 2.            Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)       Changes to internal control over financial reporting:  Not Applicable

Item 3.            Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 3.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:	November 17, 2005

By:	/s/ Paul S. Bellany
Paul S. Bellany
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:	November 17, 2005